Schedule of Investments (unaudited) April 30, 2021	iShares® MSCI USA Small-Cap Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Aerojet Rocketdyne Holdings Inc.	10,338	$482,991
BWX Technologies Inc.	16,873	1,129,141
National Presto Industries Inc.	10,000	1,028,800
Parsons Corp.(a)	11,912	528,059

		3,168,991

Air Freight & Logistics — 0.2%
Air Transport Services Group Inc.(a)(b)	30,309	797,733
Forward Air Corp.	16,135	1,424,559

		2,222,292

Auto Components — 0.7%
Dorman Products Inc.(a)	43,729	4,337,042
Gentex Corp.	38,226	1,344,791
Standard Motor Products Inc.	9,642	412,967

		6,094,800

Banks — 2.1%
Bank First Corp.	14,159	1,023,979
CBTX Inc.	20,359	636,626
Century Bancorp. Inc./MA, Class A, NVS	5,886	672,476
Commerce Bancshares Inc.	28,631	2,227,778
German American Bancorp. Inc.	51,214	2,219,103
Harborone Bancorp. Inc.	106,951	1,530,469
Nicolet Bankshares Inc.(a)	19,075	1,521,422
Origin Bancorp Inc.	43,032	1,881,789
Park National Corp.	29,847	3,733,561
Westamerica Bancorp	55,826	3,539,368

		18,986,571

Beverages — 0.1%
Coca-Cola Consolidated Inc.	1,637	480,050

Biotechnology — 5.6%
Acceleron Pharma Inc.(a)	5,088	635,847
Alkermes PLC(a)	72,477	1,594,856
Allakos Inc.(a)	11,212	1,223,453
Allogene Therapeutics Inc.(a)	18,570	574,184
ALX Oncology Holdings Inc.(a)	14,931	935,576
Applied Molecular Transport Inc.(a)(b)	15,939	916,333
Aprea Therapeutics Inc.(a)(b)	19,052	89,354
Arcutis Biotherapeutics Inc.(a)	22,055	738,843
Arena Pharmaceuticals Inc.(a)	32,099	2,202,954
Athersys Inc.(a)	379,552	633,852
Avidity Biosciences Inc.(a)	16,787	393,487
Bluebird Bio Inc.(a)(b)	8,462	253,860
Blueprint Medicines Corp.(a)	8,150	785,008
Dicerna Pharmaceuticals Inc.(a)	53,195	1,659,152
Enanta Pharmaceuticals Inc.(a)	34,711	1,761,236
Generation Bio Co.(a)	23,491	856,482
Geron Corp.(a)	489,739	710,122
Halozyme Therapeutics Inc.(a)	115,824	5,785,409
IGM Biosciences Inc.(a)	14,655	1,036,402
Inhibrx Inc.(a)(b)	18,816	401,345
Inovio Pharmaceuticals Inc.(a)(b)	34,368	234,046
Ironwood Pharmaceuticals Inc.(a)	309,203	3,413,601
iTeos Therapeutics Inc.(a)	24,720	581,167
Kymera Therapeutics Inc.(a)(b)	18,448	840,306
Madrigal Pharmaceuticals Inc.(a)(b)	20,416	2,778,618
Merus NV(a)	26,705	559,203
Myovant Sciences Ltd.(a)(b)	73,364	1,533,308
Prothena Corp. PLC(a)	35,877	952,176

Security	Shares	Value

Biotechnology (continued)
PTC Therapeutics Inc.(a)	33,686	$1,388,200
Relay Therapeutics Inc.(a)(b)	29,822	945,656
Repare Therapeutics Inc.(a)(b)	18,596	608,089
Rhythm Pharmaceuticals Inc.(a)	49,368	1,064,374
Scholar Rock Holding Corp.(a)	42,545	1,376,331
Sorrento Therapeutics Inc.(a)(b)	245,977	2,024,391
Translate Bio Inc.(a)	52,627	1,221,999
United Therapeutics Corp.(a)(b)	26,578	5,357,062
Vanda Pharmaceuticals Inc.(a)	53,777	892,698
Vaxart Inc.(a)(b)	66,542	717,323
Vaxcyte Inc.(a)(b)	30,920	574,184

		50,250,487

Building Products — 0.7%
Armstrong World Industries Inc.	5,014	519,701
CSW Industrials Inc.	29,940	4,054,176
Gibraltar Industries Inc.(a)	14,144	1,299,268
Simpson Manufacturing Co. Inc.	4,862	547,947

		6,421,092

Capital Markets — 1.8%
Freedom Holding Corp./NV(a)(b)	35,619	1,790,923
Houlihan Lokey Inc.	61,529	4,077,527
Interactive Brokers Group Inc., Class A	70,670	5,054,319
Morningstar Inc.	4,322	1,145,373
Virtu Financial Inc., Class A	124,676	3,694,150

		15,762,292

Chemicals — 1.4%
Ashland Global Holdings Inc.	16,659	1,436,173
Balchem Corp.	37,080	4,716,205
NewMarket Corp.	17,780	6,162,370

		12,314,748

Commercial Services & Supplies — 1.0%
Brady Corp., Class A, NVS	37,736	2,059,253
Casella Waste Systems Inc., Class A(a)	10,703	718,278
Ennis Inc.	53,046	1,099,644
Healthcare Services Group Inc.	26,329	788,554
Stericycle Inc.(a)	11,661	889,501
U.S. Ecology Inc.(a)	20,810	883,593
UniFirst Corp./MA	9,531	2,136,755

		8,575,578

Communications Equipment — 0.8%
ADTRAN Inc.	49,377	843,853
Ciena Corp.(a)	34,674	1,749,997
EchoStar Corp., Class A(a)	73,335	1,793,041
NetScout Systems Inc.(a)	47,321	1,239,573
Viavi Solutions Inc.(a)	89,066	1,457,120

		7,083,584

Construction & Engineering — 0.3%
Argan Inc.	30,248	1,516,937
EMCOR Group Inc.	12,621	1,511,996

		3,028,933

Construction Materials — 0.1%
United State Lime & Minerals Inc.	4,556	629,548

Consumer Finance — 0.0%
FirstCash Inc.	5,890	424,257

Containers & Packaging — 2.9%
AptarGroup Inc.	91,810	13,845,866
Berry Global Group Inc.(a)	23,145	1,472,485

1

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Small-Cap Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Ranpak Holdings Corp.(a)	59,113	$1,136,743
Silgan Holdings Inc.	157,919	6,659,444
Sonoco Products Co.	44,746	2,929,073

		26,043,611

Distributors — 0.2%
Core-Mark Holding Co. Inc.	32,008	1,362,260

Diversified Consumer Services — 3.7%
American Public Education Inc.(a)	12,491	380,476
Carriage Services Inc.	34,662	1,288,733
Chegg Inc.(a)	18,842	1,701,998
frontdoor Inc.(a)	95,736	5,124,748
Graham Holdings Co., Class B	8,440	5,364,548
Grand Canyon Education Inc.(a)	37,255	4,034,344
H&R Block Inc.	105,476	2,347,896
Service Corp. International	180,258	9,632,988
Stride Inc.(a)	22,661	648,784
Terminix Global Holdings Inc.(a)	50,440	2,566,892

		33,091,407

Diversified Financial Services — 0.3%
Cannae Holdings Inc.(a)	64,209	2,549,097

Diversified Telecommunication Services — 1.5%
Anterix Inc.(a)	22,873	1,082,350
ATN International Inc.	13,195	601,428
Bandwidth Inc., Class A(a)	14,077	1,860,980
Cincinnati Bell Inc.(a)	94,545	1,458,829
Cogent Communications Holdings Inc.	86,590	6,538,411
Globalstar Inc.(a)(b)	1,238,222	1,572,542

		13,114,540

Electric Utilities — 3.4%
ALLETE Inc.	72,192	5,079,429
Hawaiian Electric Industries Inc.	119,706	5,154,540
IDACORP Inc.	99,874	10,235,088
MGE Energy Inc.	17,256	1,290,921
Portland General Electric Co.	166,847	8,485,839

		30,245,817

Electronic Equipment, Instruments & Components — 0.7%
Badger Meter Inc.	21,212	1,980,989
National Instruments Corp.	19,405	803,561
OSI Systems Inc.(a)	32,836	3,170,972

		5,955,522

Entertainment — 2.7%
Liberty Media Corp.-Liberty Braves, Class A(a)	16,620	465,194
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	57,282	1,586,139
Lions Gate Entertainment Corp., Class B, NVS(a)	116,448	1,467,245
Madison Square Garden Entertainment Corp.(a)	19,900	1,803,139
Madison Square Garden Sports Corp.(a)	21,673	4,006,037
World Wrestling Entertainment Inc., Class A	18,226	1,004,435
Zynga Inc., Class A(a)	1,313,325	14,210,176

		24,542,365

Equity Real Estate Investment Trusts (REITs) — 11.4%
Agree Realty Corp.	67,277	4,733,610
American Homes 4 Rent, Class A	333,673	12,359,248
Americold Realty Trust	140,588	5,678,349
CoreSite Realty Corp.	57,555	6,992,357
CubeSmart	313,830	13,287,562
Easterly Government Properties Inc.	162,123	3,474,296
EastGroup Properties Inc.	14,673	2,328,018

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equity Commonwealth	247,237	$7,120,426
First Industrial Realty Trust Inc.	12,608	627,500
Healthcare Realty Trust Inc.	227,208	7,307,009
Healthcare Trust of America Inc., Class A	230,099	6,758,008
JBG SMITH Properties	46,985	1,532,181
Life Storage Inc.	142,331	13,672,316
Monmouth Real Estate Investment Corp.	26,321	486,412
National Storage Affiliates Trust	99,719	4,531,231
PS Business Parks Inc.	10,215	1,658,609
QTS Realty Trust Inc., Class A	37,573	2,498,229
Rexford Industrial Realty Inc.	53,867	2,992,312
Terreno Realty Corp.	61,712	3,981,658

		102,019,331

Food & Staples Retailing — 3.2%
BJ’s Wholesale Club Holdings Inc.(a)(b)	155,182	6,931,980
Casey’s General Stores Inc.	26,378	5,860,928
Grocery Outlet Holding Corp.(a)(b)	85,161	3,439,653
Ingles Markets Inc., Class A	26,009	1,594,091
Rite Aid Corp.(a)(b)	57,469	1,006,857
Sprouts Farmers Market Inc.(a)	239,959	6,145,350
United Natural Foods Inc.(a)	23,458	864,662
Village Super Market Inc., Class A	17,623	429,649
Weis Markets Inc.	35,571	1,844,356

		28,117,526

Food Products — 4.4%
B&G Foods Inc.	40,658	1,186,400
Cal-Maine Foods Inc.	75,415	2,817,504
Flowers Foods Inc.	408,983	9,799,233
Hain Celestial Group Inc. (The)(a)	60,150	2,466,752
Hostess Brands Inc.(a)	253,112	3,870,082
John B Sanfilippo & Son Inc.	14,384	1,264,354
Lancaster Colony Corp.	39,199	7,240,447
Landec Corp.(a)	41,097	465,218
Post Holdings Inc.(a)	20,687	2,353,767
Sanderson Farms Inc.	7,936	1,305,710
Seaboard Corp.	562	2,010,830
Tootsie Roll Industries Inc.	37,403	1,180,813
TreeHouse Foods Inc.(a)	75,773	3,606,795

		39,567,905

Gas Utilities — 1.2%
New Jersey Resources Corp.	14,102	591,579
Northwest Natural Holding Co.	62,149	3,351,074
ONE Gas Inc.	53,647	4,316,974
Spire Inc.	31,547	2,376,751

		10,636,378

Health Care Equipment & Supplies — 2.7%
Acutus Medical Inc.(a)	16,518	225,471
AngioDynamics Inc.(a)	75,612	1,837,372
Atrion Corp.	2,977	1,901,112
Globus Medical Inc., Class A(a)(b)	64,865	4,655,361
Hill-Rom Holdings Inc.	28,453	3,136,090
ICU Medical Inc.(a)	24,347	5,070,750
Integra LifeSciences Holdings Corp.(a)	22,488	1,665,911
Meridian Bioscience Inc.(a)	87,204	1,707,454
Mesa Laboratories Inc.	6,459	1,606,030
Natus Medical Inc.(a)(b)	41,868	1,069,727
Neogen Corp.(a)	17,071	1,638,987

		24,514,265

2

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Small-Cap Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services — 4.8%
Addus HomeCare Corp.(a)	19,663	$2,080,345
Amedisys Inc.(a)	17,905	4,831,664
AMN Healthcare Services Inc.(a)	53,550	4,246,515
Apollo Medical Holdings Inc.(a)	43,098	1,279,580
Chemed Corp.	12,097	5,765,551
CorVel Corp.(a)	12,295	1,438,638
Encompass Health Corp.	25,493	2,163,336
LHC Group Inc.(a)(b)	23,376	4,868,520
Magellan Health Inc.(a)	11,970	1,127,574
ModivCare Inc.(a)	27,156	3,804,012
National HealthCare Corp.	24,996	1,757,469
National Research Corp.	28,244	1,448,917
Owens & Minor Inc.	57,876	2,088,745
Premier Inc., Class A	175,834	6,215,732

		43,116,598

Health Care Technology — 0.6%
Computer Programs & Systems Inc.	26,333	790,517
HealthStream Inc.(a)	55,334	1,336,869
Inovalon Holdings Inc., Class A(a)	69,886	2,111,256
Vocera Communications Inc.(a)	35,692	1,290,980

		5,529,622

Hotels, Restaurants & Leisure — 0.4%
El Pollo Loco Holdings Inc.(a)	39,987	677,380
Papa John’s International Inc.	14,238	1,377,099
Wingstop Inc.	7,515	1,190,451

		3,244,930

Household Durables — 0.4%
Helen of Troy Ltd.(a)(b)	18,451	3,897,036

Household Products — 0.6%
WD-40 Co.	23,028	5,727,985

Industrial Conglomerates — 0.3%
Carlisle Companies Inc.	13,360	2,560,444

Insurance — 5.1%
Ambac Financial Group Inc.(a)	93,199	1,598,363
AMERISAFE Inc.	39,329	2,441,544
Axis Capital Holdings Ltd.	128,892	7,192,174
Citizens Inc./TX(a)(b)	67,213	392,524
Employers Holdings Inc.	60,672	2,456,002
Enstar Group Ltd.(a)	16,044	4,029,932
Hanover Insurance Group Inc. (The)	72,225	9,989,440
HCI Group Inc.	12,928	949,174
Heritage Insurance Holdings Inc.	47,811	435,558
Independence Holding Co.	10,391	457,204
James River Group Holdings Ltd.	42,966	2,024,128
Safety Insurance Group Inc.	29,684	2,434,978
Selective Insurance Group Inc.	53,829	4,098,540
White Mountains Insurance Group Ltd.	6,311	7,355,029

		45,854,590

Interactive Media & Services — 0.1%
TrueCar Inc.(a)	118,953	547,184

Internet & Direct Marketing Retail — 0.4%
Shutterstock Inc.	40,524	3,532,882

IT Services — 2.7%
Cass Information Systems Inc.	18,216	835,932
CSG Systems International Inc.	37,228	1,712,116
EVERTEC Inc.	66,383	2,648,682

Security	Shares	Value

IT Services (continued)
Evo Payments Inc., Class A(a)	45,254	$1,290,191
ExlService Holdings Inc.(a)	4,758	439,544
International Money Express Inc.(a)(b)	28,908	456,168
MAXIMUS Inc.	103,202	9,457,431
Switch Inc., Class A	144,058	2,675,157
Sykes Enterprises Inc.(a)	69,296	3,037,244
Tucows Inc., Class A(a)	18,275	1,436,598

		23,989,063

Leisure Products — 1.1%
Acushnet Holdings Corp.	75,576	3,197,621
Johnson Outdoors Inc., Class A	12,637	1,792,053
Smith & Wesson Brands Inc.	112,037	1,949,444
Sturm Ruger & Co. Inc.	35,595	2,311,539
Vista Outdoor Inc.(a)	18,164	592,328

		9,842,985

Life Sciences Tools & Services — 2.0%
Bio-Techne Corp.	20,567	8,792,187
Luminex Corp.	61,550	2,258,269
Pacific Biosciences of California Inc.(a)	78,615	2,346,658
Repligen Corp.(a)	21,854	4,626,710

		18,023,824

Machinery — 1.7%
Alamo Group Inc.	11,105	1,746,261
Douglas Dynamics Inc.	11,085	495,832
ESCO Technologies Inc.	23,714	2,579,135
Graco Inc.	24,209	1,859,251
Toro Co. (The)	48,551	5,563,945
TriMas Corp.(a)	92,578	2,947,683

		15,192,107

Media — 0.7%
AMC Networks Inc., Class A(a)	54,282	2,729,299
Boston Omaha Corp., Class A(a)(b)	27,372	766,963
Hemisphere Media Group Inc.(a)	34,821	425,513
MSG Networks Inc., Class A(a)(b)	78,959	1,253,079
New York Times Co. (The), Class A	14,582	662,169

		5,837,023

Metals & Mining — 1.8%
McEwen Mining Inc.(a)(b)	692,415	830,898
Royal Gold Inc.	92,523	10,349,623
United States Steel Corp.(b)	133,626	3,074,734
Warrior Met Coal Inc.	86,501	1,371,041

		15,626,296

Multi-Utilities — 1.6%
Avista Corp.	130,364	5,999,351
Black Hills Corp.	18,607	1,283,511
NorthWestern Corp.	73,786	5,019,662
Unitil Corp.	30,512	1,758,406

		14,060,930

Oil, Gas & Consumable Fuels — 0.1%
Arch Resources Inc.	12,863	571,246

Pharmaceuticals — 1.8%
Aerie Pharmaceuticals Inc.(a)	39,047	668,875
Amneal Pharmaceuticals Inc.(a)(b)	195,111	1,075,062
Amphastar Pharmaceuticals Inc.(a)	26,502	461,135
Corcept Therapeutics Inc.(a)	109,532	2,496,234
Nektar Therapeutics(a)(b)	92,707	1,817,984
Pacira BioSciences Inc.(a)	23,489	1,484,035

3

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Small-Cap Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Phibro Animal Health Corp., Class A	41,275	$1,012,063
Prestige Consumer Healthcare Inc.(a)	60,278	2,625,710
SIGA Technologies Inc.(a)	102,771	736,868
Supernus Pharmaceuticals Inc.(a)	47,932	1,459,529
Theravance Biopharma Inc.(a)	90,456	1,785,602
WaVe Life Sciences Ltd.(a)	58,434	359,369

		15,982,466

Professional Services — 3.6%
CACI International Inc., Class A(a)	13,268	3,381,482
CBIZ Inc.(a)(b)	105,688	3,550,060
Exponent Inc.	75,079	7,232,360
FTI Consulting Inc.(a)	61,441	8,531,083
Huron Consulting Group Inc.(a)	30,688	1,726,507
ICF International Inc.	38,348	3,491,969
Resources Connection Inc.	33,947	478,992
TrueBlue Inc.(a)	41,220	1,166,526
Upwork Inc.(a)	64,546	2,972,989

		32,531,968

Real Estate Management & Development — 0.1%
Tejon Ranch Co.(a)	46,213	731,090

Road & Rail — 2.3%
Heartland Express Inc.	91,052	1,692,657
Landstar System Inc.	69,393	11,955,026
Schneider National Inc., Class B	105,531	2,557,016
Werner Enterprises Inc.	90,376	4,178,082

		20,382,781

Software — 8.5%
CommVault Systems Inc.(a)	65,696	4,566,529
Dolby Laboratories Inc., Class A	54,122	5,491,759
Everbridge Inc.(a)	43,211	5,734,532
Five9 Inc.(a)	44,616	8,386,470
InterDigital Inc.	26,859	1,864,552
j2 Global Inc.(a)	35,769	4,328,049
MicroStrategy Inc., Class A(a)	14,709	9,666,166
Model N Inc.(a)(b)	52,714	2,096,963
Nuance Communications Inc.(a)	97,619	5,190,402
Progress Software Corp.	25,818	1,127,214
Proofpoint Inc.(a)	54,189	9,326,469
QAD Inc., Class A	24,374	1,722,998
SPS Commerce Inc.(a)	37,276	3,818,553
Teradata Corp.(a)(b)	159,012	7,866,324
Varonis Systems Inc.(a)	24,350	1,289,332
Verint Systems Inc.(a)	62,919	3,055,976

		75,532,288

Specialty Retail — 1.1%
Monro Inc.	8,887	627,333
Murphy USA Inc.	56,394	7,861,324
Winmark Corp.	6,073	1,169,478

		9,658,135

Textiles, Apparel & Luxury Goods — 0.5%
Columbia Sportswear Co.	41,506	4,524,569

Security	Shares	Value

Thrifts & Mortgage Finance — 1.2%
Capitol Federal Financial Inc.	118,578	$1,532,621
Columbia Financial Inc.(a)	105,336	1,924,489
Kearny Financial Corp./MD	163,911	2,094,782
Northfield Bancorp. Inc.	49,578	802,172
Northwest Bancshares Inc.	185,678	2,606,919
TFS Financial Corp.	51,305	1,003,526
Waterstone Financial Inc.	47,437	934,509

		10,899,018

Tobacco — 0.1%
Universal Corp./VA	20,471	1,151,084

Trading Companies & Distributors — 0.9%
McGrath RentCorp.	10,078	826,195
Watsco Inc.	24,097	7,057,047

		7,883,242

Water Utilities — 1.1%
American States Water Co.	38,349	3,036,857
Cadiz Inc.(a)(b)	70,431	820,521
California Water Service Group	82,005	4,817,794
SJW Group	11,963	784,175

		9,459,347

Wireless Telecommunication Services — 0.8%
Shenandoah Telecommunications Co.	96,354	4,553,690
Telephone and Data Systems Inc.	91,507	2,102,831
U.S. Cellular Corp.(a)	26,782	914,070

		7,570,591

Total Common Stocks — 99.9% (Cost: $748,992,890)		890,664,571

Short-Term Investments

Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	29,548,680	29,563,454
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,110,000	1,110,000

		30,673,454

Total Short-Term Investments — 3.4% (Cost: $30,666,237)		30,673,454

Total Investments in Securities — 103.3% (Cost: $779,659,127)		921,338,025

Other Assets, Less Liabilities — (3.3)%		(29,446,781)

Net Assets — 100.0%		$891,891,244

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

4

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Small-Cap Min Vol Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$22,417,273	$7,163,458	(a)	$—	$(10,187)	$(7,090)	$29,563,454	29,548,680	$311,030	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,110,000	(a)	—	—	—	1,110,000	1,110,000	591		—

					$(10,187)	$(7,090)	$30,673,454		$311,621		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate Index	7	06/18/21	$270	$6,378
S&P MidCap 400 E-Mini Index	3	06/18/21	816	22,967

				$29,345

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$890,664,571	$—	$—	$890,664,571
Money Market Funds	30,673,454	—	—	30,673,454

	$921,338,025	$—	$—	$921,338,025

Derivative financial instruments(a)
Assets
Futures Contracts	$29,345	$—	$—	$29,345

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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